Loss Per Share (Details) - shares	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Loss per Share [Abstract]
Shares outstanding	9,456,000	2,049,803	6,884,000	1,151,587